Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2021
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]
Value-at-Risk of our Trading Units by Risk Type¹
	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Average	37.5	58.9	(37.2)	(44.0)	23.1	17.9	27.9	53.6	13.0	15.5	9.5	13.3	1.1	2.7
Maximum	69.0	133.3	(21.0)	(10.2)	38.5	36.3	60.3	117.1	20.1	30.8	25.2	32.3	7.9	8.8
Minimum	27.7	25.6	(76.9)	(84.4)	11.3	8.1	17.5	17.9	6.8	5.3	4.4	4.5	0.3	0.4
Period-end	31.1	48.1	(27.0)	(72.2)	16.6	27.1	24.1	55.4	8.3	13.5	8.1	22.5	1.0	1.8

[1] Figures for 2021 as of December 31, 2021. Figures for 2020 as of December 31, 2020.
[2]Includes value-at-risk from gold and other precious metal positions.

Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]
Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,
	Total		Credit Trading		Core Rates		Emerging Markets		Other[4]
in € m.	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Average	436.6	591.4	118.1	100.2	211.4	347.4	188.3	242.6	(81.2)	(98.7)
Maximum	604.1	688.8	154.6	147.4	574.5	631.6	267.9	324.9	59.1	(70.0)
Minimum	292.5	537.3	62.5	50.0	60.1	263.1	84.4	62.8	(224.9)	(147.6)
Period-end	292.5	560.4	85.4	124.8	78.0	283.6	133.1	250.4	(4.0)	(98.5)

[1] Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2021 and December 31, 2020, respectively.
[2] Business line breakdowns have been updated for 2021 reporting to better reflect the current business structure.
[3] All liquidity horizons are set to 12 months.
[4] Other includes Capital Release Unit.

Nontrading Market Risk - Economic Capital Usage by risk type [text block table]
Economic Capital Usage by risk type.
	Economic capital usage
in € m.	Dec 31, 2021	Dec 31, 2020
Interest rate risk	1,853	4,062
Credit spread risk	21	92
Equity and Investment risk	1,031	1,885
Foreign exchange risk	1,509	1,682
Pension risk	1,128	934
Guaranteed funds risk	85	41
Total nontrading market risk portfolios	5,628	8,696